Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 10,690,000	$ 10,614,916	$ 10,345,422
Receivable allowance	7,000	5,057	18,885
Stock-based compensation	17,000	14,825
Intangible assets	386,000	313,546	662,357
Right to use asset	471,000
Deferred rent			12,935
Other carryforwards		279
Deferred revenues	267,000	204,473	177,191
Leases		31,638
Gross deferred tax asset	11,838,000	11,184,734	11,216,790
Property and equipment	(163,000)	(159,762)	(447,944)
Right to use liability	(442,000)
Gross deferred tax liabilities	(605,000)	(159,762)	(447,944)
Net deferred tax assets	11,233,000	11,024,972	10,768,846
Valuation allowance	(11,233,000)	(11,024,972)	(10,768,846)
Net deferred tax asset, net of valuation allowance
Property and equipment
Net deferred tax assets	11,233,000	11,024,972	10,768,846
Net deferred tax asset, net of valuation allowance